CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY (UNAUDITED) - USD ($)	Total	Ares Acquisition Corporation II [Member]		Common Class A Ares Acquisition Corporation II [Member]	Common Class B Ares Acquisition Corporation II [Member]	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Common Class A Ares Acquisition Corporation II [Member]	Common Stock [Member] Common Class B Ares Acquisition Corporation II [Member]		Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Ares Acquisition Corporation II [Member]		Accumulated Deficit [Member]	Accumulated Deficit [Member] Ares Acquisition Corporation II [Member]		Accumulated Comprehensive Income (Loss) [Member]
Share outstanding, beginning balance (in shares) at Dec. 31, 2022						93,963,000	86,360,000		12,500,000	[1]
Shareholder's equity, beginning balance at Dec. 31, 2022	$ (135,128,000)	$ 8,961	[1]			$ 170,648,000			$ 1,250	[1]	$ 6,602,000	$ 23,750	[1]	$ (141,740,000)	$ (16,039)	[1]	$ 10,000
Issuance of common stock upon exercise of stock options	306,000						$ 862,000				306,000
Other comprehensive loss	(10,000)																$ (10,000)
Stock-based compensation	5,399,000										5,399,000
Correction of an immaterial error of redeemable convertible preferred stock warrants	(720,000)										(720,000)
Net loss	(56,945,000)													(56,945,000)
Sale of private placement warrants		14,300,000										14,300,000
Fair value of public warrants at issuance		2,625,000										2,625,000
Accretion of Class A ordinary shares to redemption amount		(54,113,481)										(16,948,750)			(37,164,731)
Net Loss/Income	$ (56,945,000)	16,915,460													16,915,460
Share outstanding, ending balance (in shares) at Dec. 31, 2023	87,222				12,500,000	93,963,000	87,222,000	0	12,500,000	[1]
Shareholder's equity, ending balance at Dec. 31, 2023	$ (187,098,000)	(20,264,060)	[1]			$ 170,648,000		$ 0	$ 1,250	[1]	11,587,000	0		(198,685,000)	(20,265,310)	[1]
Accretion of Class A ordinary shares to redemption amount		(6,848,901)							0			0			(6,848,901)
Net Loss/Income		6,393,390							$ 0			0			6,393,390
Share outstanding, ending balance (in shares) at Mar. 31, 2024								0	12,500,000
Shareholder's equity, ending balance at Mar. 31, 2024		(20,719,571)						$ 0	$ 1,250			0			(20,720,821)
Share outstanding, beginning balance (in shares) at Dec. 31, 2023	87,222				12,500,000	93,963,000	87,222,000	0	12,500,000	[1]
Shareholder's equity, beginning balance at Dec. 31, 2023	$ (187,098,000)	(20,264,060)	[1]			$ 170,648,000		$ 0	$ 1,250	[1]	11,587,000	0		(198,685,000)	(20,265,310)	[1]
Issuance of common stock upon exercise of stock options	23,000						$ 55,000				23,000
Stock-based compensation	2,271,000										2,271,000
Net loss	(35,963,000)													(35,963,000)
Net Loss/Income	(35,963,000)	12,978,757
Share outstanding, ending balance (in shares) at Jun. 30, 2024						93,963,000	87,277,000		12,500,000
Shareholder's equity, ending balance at Jun. 30, 2024	$ (220,767,000)	(21,092,994)				$ 170,648,000			$ 1,250		13,881,000			(234,648,000)	(21,094,244)
Share outstanding, beginning balance (in shares) at Dec. 31, 2023	87,222				12,500,000	93,963,000	87,222,000	0	12,500,000	[1]
Shareholder's equity, beginning balance at Dec. 31, 2023	$ (187,098,000)	(20,264,060)	[1]			$ 170,648,000		$ 0	$ 1,250	[1]	11,587,000	0		(198,685,000)	(20,265,310)	[1]
Issuance of common stock upon exercise of stock options	172,000						$ 424,000				172,000
Stock-based compensation	5,550,000										5,550,000
Net loss	(69,459,000)													(69,459,000)
Accretion of Class A ordinary shares to redemption amount		(27,761,686)													(27,761,686)
Net Loss/Income	$ (69,459,000)	25,986,159													25,986,159
Share outstanding, ending balance (in shares) at Dec. 31, 2024	87,646			0	12,500,000	93,963,000	87,646,000	0	12,500,000
Shareholder's equity, ending balance at Dec. 31, 2024	$ (250,835,000)	(22,039,587)				$ 170,648,000		$ 0	$ 1,250		17,309,000	0		(268,144,000)	(22,040,837)
Share outstanding, beginning balance (in shares) at Mar. 31, 2024								0	12,500,000
Shareholder's equity, beginning balance at Mar. 31, 2024		(20,719,571)						$ 0	$ 1,250			0			(20,720,821)
Accretion of Class A ordinary shares to redemption amount		(6,958,790)													(6,958,790)
Net Loss/Income		6,585,367													6,585,367
Share outstanding, ending balance (in shares) at Jun. 30, 2024						93,963,000	87,277,000		12,500,000
Shareholder's equity, ending balance at Jun. 30, 2024	$ (220,767,000)	(21,092,994)				$ 170,648,000			$ 1,250		13,881,000			(234,648,000)	(21,094,244)
Share outstanding, beginning balance (in shares) at Dec. 31, 2024	87,646			0	12,500,000	93,963,000	87,646,000	0	12,500,000
Shareholder's equity, beginning balance at Dec. 31, 2024	$ (250,835,000)	(22,039,587)				$ 170,648,000		$ 0	$ 1,250		17,309,000	0		(268,144,000)	(22,040,837)
Accretion of Class A ordinary shares to redemption amount		(5,698,441)							0			0			(5,698,441)
Net Loss/Income		2,992,795							$ 0			0			2,992,795
Share outstanding, ending balance (in shares) at Mar. 31, 2025								0	12,500,000
Shareholder's equity, ending balance at Mar. 31, 2025		(24,745,233)						$ 0	$ 1,250			0			(24,746,483)
Share outstanding, beginning balance (in shares) at Dec. 31, 2024	87,646			0	12,500,000	93,963,000	87,646,000	0	12,500,000
Shareholder's equity, beginning balance at Dec. 31, 2024	$ (250,835,000)	(22,039,587)				$ 170,648,000		$ 0	$ 1,250		17,309,000	0		(268,144,000)	(22,040,837)
Issuance of common stock upon exercise of common stock warrants							26,000
Issuance of common stock upon exercise of stock options	936,000						$ 2,519,000				936,000
Stock-based compensation	4,891,000										4,891,000
Net loss	(241,911,000)													(241,911,000)
Conversion of Class B ordinary shares to Class A ordinary shares		12,500,000
Sponsor deposits to Trust Account		(2,961,583)
Net Loss/Income	$ (241,911,000)	3,319,438
Share outstanding, ending balance (in shares) at Jun. 30, 2025	90,191			12,500,000	0	93,963,000	90,191,000	12,500,000
Shareholder's equity, ending balance at Jun. 30, 2025	$ (486,919,000)	(24,072,572)				$ 170,648,000		$ 1,250			23,136,000			(510,055,000)	(24,073,822)
Share outstanding, beginning balance (in shares) at Mar. 31, 2025								0	12,500,000
Shareholder's equity, beginning balance at Mar. 31, 2025		(24,745,233)						$ 0	$ 1,250			$ 0			(24,746,483)
Conversion of Class B ordinary shares to Class A ordinary shares (in shares)								12,500,000	(12,500,000)
Conversion of Class B ordinary shares to Class A ordinary shares								$ 1,250	$ (1,250)
Sponsor deposits to Trust Account		(2,961,583)													(2,961,583)
Accretion of Class A ordinary shares to redemption amount		3,307,601													3,307,601
Net Loss/Income		326,643													326,643
Share outstanding, ending balance (in shares) at Jun. 30, 2025	90,191			12,500,000	0	93,963,000	90,191,000	12,500,000
Shareholder's equity, ending balance at Jun. 30, 2025	$ (486,919,000)	$ (24,072,572)				$ 170,648,000		$ 1,250			$ 23,136,000			$ (510,055,000)	$ (24,073,822)

[1]	On April 25, 2023, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. All share amounts have been retroactively restated to reflect the share surrender and share recapitalization events and the share forfeitures (see Note 4).